Equipment (Details) - CHF (SFr)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equipment
Opening amount	SFr 707
Closing amount	495	SFr 707
Equipment
Equipment
Opening amount	707	1,131
Depreciation charge	(212)	(424)
Closing amount	495	707
Equipment | Cost
Equipment
Opening amount	84,775
Closing amount	84,775	84,775
Equipment | Accumulated depreciation
Equipment
Opening amount	(84,068)
Closing amount	SFr (84,280)	SFr (84,068)